787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

July 14, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.

Securities Act File No. 33-21844

Investment Company Act File No. 811-05555

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated June 26, 2015, for the AB Intermediate New York Municipal Portfolio and the AB Intermediate California Municipal Portfolio (the “Portfolios”), each a series of Sanford C. Bernstein Fund, Inc. The purpose of the filing is to submit the 497(c) filing dated June 26, 2015 in XBRL for the Portfolios.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh